Convertible Notes Payable (Details 1) (Series B Senior Secured Convertible Promissory Notes [Member], USD $)	Jun. 30, 2014
Series B Senior Secured Convertible Promissory Notes [Member]
Future minimum debt repayments under obligations
2014 (remainder of year)
2015
2016	13,020,510
2017 and thereafter
Total secured debt	$ 13,020,510